UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — 26.8%
Banks — 8.4%
ANZ National (International) Ltd.(a)
$3,675,000	6.200%		07/19/13	$3,956,266
Bank of America Corp.
975,000	7.400		01/15/11	1,032,060
Bank of New York Mellon Corp.(b)
2,000,000	0.349		03/23/12	1,986,958
Barclays Bank PLC
3,225,000	5.450		09/12/12	3,487,628
BB&T Corp.
2,725,000	3.850		07/27/12	2,820,525
Bear Stearns & Co., Inc.
3,000,000	0.423	(b)	10/22/10	3,000,597
4,025,000	6.950		08/10/12	4,491,887
Citigroup, Inc.
325,000	5.250		02/27/12	336,089
Credit Suisse (USA), Inc.(c)
3,525,000	6.125		11/15/11	3,801,304
Intesa Sanpaolo New York
11,700,000	2.375		12/21/12	11,596,911
JPMorgan Chase & Co.
1,550,000	7.875		06/15/10	1,598,476
18,829,000	0.454	(b)	01/17/11	18,824,801
Keybank National Association
450,000	7.300		05/01/11	463,545
National Australia Bank Ltd.(c)
875,000	8.600		05/19/10	901,871
PNC Funding Corp.(b)
1,376,000	0.421		01/31/12	1,344,596
Rabobank Nederland(a)
5,900,000	2.650		08/17/12	5,963,726
4,675,000	4.200		05/13/14	4,837,802
Royal Bank of Scotland Group PLC(a)
2,975,000	4.875		08/25/14	3,015,713
Sovereign Bank
5,848,000	5.125		03/15/13	5,900,971
The Charles Schwab Corp.
1,075,000	4.950		06/01/14	1,134,054
US Bank NA
1,875,000	6.375		08/01/11	2,015,595
Wachovia Corp.
1,925,000	0.414	(b)	10/15/11	1,903,463
5,127,000	5.500		05/01/13	5,448,190
Wells Fargo Bank NA
525,000	7.550		06/21/10	542,066
Westpac Banking Corp.
9,225,000	2.250		11/19/12	9,203,248

				99,608,342

Brokerage — 0.5%
Credit Suisse (USA), Inc.
250,000	4.125		01/15/10	250,221
Morgan Stanley & Co.
1,350,000	5.050		01/21/11	1,400,067
2,750,000	6.750	(c)	04/15/11	2,913,578
850,000	6.000		05/13/14	913,922

				5,477,788

Principal	Interest		Maturity
Amount	Rate		Date	Value
Corporate Obligations — (continued)
Captive Financial — 0.1%
American Express Centurion
$623,000	5.200%		11/26/10	$644,541
Caterpillar Financial Services Corp.
725,000	4.850		12/07/12	779,606

				1,424,147

Construction Machinery — 0.2%
John Deere Capital Corp.
2,000,000	5.400		04/07/10	2,026,576

Electric — 2.4%
Carolina Power & Light Co.(c)
3,140,000	6.500		07/15/12	3,442,630
Enel Finance International SA(a)(c)
6,375,000	5.700		01/15/13	6,880,085
Pacific Gas & Electric Co.
2,850,000	1.206	(b)	06/10/10	2,861,403
725,000	4.200	(c)	03/01/11	748,147
Public Service Co. of Colorado(c)
2,325,000	7.875		10/01/12	2,667,693
Scottish Power PLC(c)
7,750,000	4.910		03/15/10	7,814,240
Southern Co.
3,500,000	0.683	(b)	10/21/11	3,509,422
875,000	4.150	(c)	05/15/14	899,807

				28,823,427

Energy — 1.1%
Conoco Funding Co.(c)
1,375,000	6.350		10/15/11	1,495,946
ConocoPhillips
1,200,000	9.375		02/15/11	1,298,536
ConocoPhillips Canada Funding Co. I(c)
1,000,000	5.300		04/15/12	1,071,843
EnCana Corp.(c)
1,525,000	6.300		11/01/11	1,640,202
625,000	4.750		10/15/13	656,594
Shell International Finance BV
6,125,000	1.300		09/22/11	6,140,809
StatoilHydro ASA(c)
650,000	3.875		04/15/14	675,472

				12,979,402

Food and Beverage — 1.1%
Cargill, Inc.(a)(c)
4,650,000	5.200		01/22/13	4,930,595
Diageo Finance BV
3,700,000	5.500		04/01/13	3,985,444
Kellogg Co.(c)
3,200,000	5.125		12/03/12	3,472,841

				12,388,880

Health Care Services(c) — 0.6%
Thermo Fisher Scientific, Inc.(a)
5,900,000	2.150		12/28/12	5,818,545
UnitedHealth Group, Inc.
1,400,000	5.125		11/15/10	1,448,440

				7,266,985

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Life Insurance — 2.0%
AXA Financial, Inc.(c)
$2,125,000	7.750%	08/01/10	$2,205,348
ING Security Life Institutional Funding(a)
2,500,000	4.250	01/15/10	2,497,675
Metropolitan Life Global Funding I(a)
3,400,000	5.125	11/09/11	3,559,661
1,725,000	5.125	04/10/13	1,827,448
3,437,000	5.125	06/10/14	3,637,367
Nationwide Life Global Funding I(a)
1,175,000	5.450	10/02/12	1,160,658
Prudential Financial, Inc.
3,625,000	5.800	06/15/12	3,847,468
Reinsurance Group of America, Inc.
2,375,000	6.750	12/15/11	2,527,560
TIAA Global Markets, Inc.(a)(c)
1,900,000	5.125	10/10/12	2,047,375

			23,310,560

Media(c) — 0.1%
The Walt Disney Co.
1,100,000	4.700	12/01/12	1,184,318

Media-Non Cable(c) — 0.7%
Reed Elsevier Capital, Inc.
3,425,000	4.625	06/15/12	3,560,202
4,050,000	7.750	01/15/14	4,611,026

			8,171,228

Noncaptive-Financial — 1.5%
American General Finance Corp.
1,500,000	4.875	05/15/10	1,479,252
Countrywide Financial Corp.
6,500,000	5.800	06/07/12	6,899,822
General Electric Capital Corp.
1,400,000	5.200	02/01/11	1,460,481
HSBC Finance Corp.(b)
450,000	0.485	08/09/11	441,330
2,000,000	0.552	04/24/12	1,928,968
1,350,000	0.634	07/19/12	1,301,824
2,775,000	0.604	09/14/12	2,670,130
John Deere Capital Corp.
1,775,000	5.250	10/01/12	1,916,886

			18,098,693

Pharmaceuticals(c) — 1.2%
GlaxoSmithKline Capital, Inc.
1,375,000	4.850	05/15/13	1,475,992
Merck & Co., Inc.
2,550,000	1.875	06/30/11	2,574,026
Roche Holdings, Inc.(a)
9,175,000	4.500	03/01/12	9,636,659

			13,686,677

Pipelines — 0.1%
TransCanada Pipelines Ltd.
1,200,000	8.625	05/15/12	1,361,771

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Property/Casualty Insurance(c) — 0.3%
The Chubb Corp.
$450,000	6.000%	11/15/11	$483,447
The Travelers Cos., Inc.
3,150,000	5.375	06/15/12	3,334,937

			3,818,384

Real Estate Investment Trust(c) — 0.4%
Simon Property Group LP
1,522,000	4.875	03/18/10	1,532,067
1,325,000	5.000	03/01/12	1,369,537
WEA Finance LLC(a)
141,000	5.400	10/01/12	149,571
Westfield Capital Corp.(a)
1,825,000	4.375	11/15/10	1,875,187

			4,926,362

Retailers — 0.2%
Wal-Mart Stores, Inc.
2,400,000	3.200	05/15/14	2,444,042

Software — 0.2%
Microsoft Corp.
2,800,000	2.950	06/01/14	2,829,994

Technology(c) — 1.2%
Dell, Inc.
1,425,000	3.375	06/15/12	1,473,625
Hewlett-Packard Co.
1,600,000	2.250	05/27/11	1,622,723
2,725,000	4.250	02/24/12	2,858,351
1,820,000	6.125	03/01/14	2,033,645
International Business Machines Corp.
700,000	6.500	10/15/13	799,932
Oracle Corp.
5,050,000	4.950	04/15/13	5,418,958

			14,207,234

Tobacco — 0.4%
Philip Morris International, Inc.
4,775,000	4.875	05/16/13	5,040,757

Wireless Telecommunications(c) — 2.2%
New Cingular Wireless Services, Inc.
12,550,000	8.125	05/01/12	14,180,659
Telefonica Emisiones SAU(b)
2,150,000	0.609	02/04/13	2,116,563
Vodafone Group PLC
575,000	7.750	02/15/10	579,393
4,325,000	5.350	02/27/12	4,611,231
4,450,000	5.000	12/16/13	4,711,852

			26,199,698

Wirelines Telecommunications — 1.9%
AT&T, Inc.(c)
950,000	6.250	03/15/11	1,006,024
Cellco Partnership/Verizon Wireless Capital LLC(c)
4,500,000	3.750	05/20/11	4,640,247
2,025,000	5.250	02/01/12	2,147,765
Deutsche Telekom International Finance BV
1,500,000	8.500	06/15/10	1,550,139

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications — (continued)
France Telecom SA(c)
$5,175,000	7.750%	03/01/11	$5,546,410
1,325,000	4.375	07/08/14	1,384,575
Telefonica Emisiones SAU(c)
2,850,000	5.984	06/20/11	3,014,297
Telefonica Europe BV(c)
2,900,000	7.750	09/15/10	3,033,713

			22,323,170

TOTAL CORPORATE OBLIGATIONS			$317,598,435

Agency Debentures — 17.9%
FHLB(d)
$10,700,000	0.500%	07/27/11	$10,701,049
FHLMC
10,750,000	1.750	02/09/11	10,762,932
10,900,000	2.000 (e)	02/25/11	10,920,634
26,500,000	2.050	03/09/11	26,569,350
72,500,000	2.000	03/16/11	72,680,670
5,000,000	2.500	03/23/12	5,019,595
FNMA
10,900,000	2.000	02/11/11	10,919,467
4,000,000	2.000	03/02/11	4,011,224
28,500,000	2.000	04/01/11	28,619,586
13,500,000	2.050	04/01/11	13,558,266
1,900,000	1.750	04/15/11	1,907,211
10,000,000	2.125	04/15/11	10,043,190
5,830,000	2.500	02/17/12	5,845,729

TOTAL AGENCY DEBENTURES			$211,558,903

Asset-Backed Securities — 7.2%
Autos — 5.2%
Bank of America Auto Trust Series 2009-1A, Class A2(a)
$9,250,000	1.700%	12/15/11	$9,294,563
Bank of America Auto Trust Series 2009-2A, Class A3(a)
6,500,000	2.130	09/15/13	6,562,208
Bank of America Auto Trust Series 2009-3A, Class A2(a)
13,750,000	0.890	04/15/12	13,745,988
Capital Auto Receivables Asset Trust Series 2007-3, Class A3A
803,567	5.020	09/15/11	815,019
Capital One Prime Auto Receivables Trust Series 2007-2, Class A3
859,899	4.890	01/15/12	871,605
Chase Manhattan Auto Owner Trust Series 2006-B, Class A4
502,519	5.110	04/15/14	514,028
Daimler Chrysler Auto Trust Series 2006-D, Class A3
24,948	4.980	02/08/11	24,981
Ford Credit Auto Owner Trust Series 2009-B, Class A3
15,000,000	2.790	08/15/13	15,286,081
Ford Credit Auto Owner Trust Series 2009-E, Class A2
11,000,000	0.800	03/15/12	10,985,574
Harley-Davidson Motorcycle Trust Series 2006-2, Class A2
340,700	5.350	03/15/13	350,613
Long Beach Auto Receivables Trust Series 2006-A, Class A4
1,371,506	5.500	05/15/13	1,404,696
Nissan Auto Receivables Owner Trust Series 2007-B, Class A3
650,917	5.030	05/16/11	657,339
USAA Auto Owner Trust Series 2007-2, Class A3
881,356	4.900	02/15/12	892,659

			61,405,354

Principal	Interest		Maturity
Amount	Rate		Date	Value
Asset-Backed Securities — (continued)
Credit Card — 2.0%
Bank of America Credit Card Trust Series 2006-A16, Class A16
$425,000	4.720%		05/15/13	$438,897
Chase Issuance Trust Series 2005-A8, Class A8(b)
5,700,000	0.273		10/15/12	5,692,394
Chase Issuance Trust Series 2007-A15, Class A
2,500,000	4.960		09/17/12	2,575,493
Chase Issuance Trust Series 2009-A5, Class A5(b)
15,000,000	1.033		06/15/12	15,033,292

				23,740,076

Home Equity(b) — 0.0%
Aegis Asset Backed Securities Trust Series 2006-1, Class A1
37,349	0.311		01/25/37	35,995
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745		06/25/28	15,771
Centex Home Equity Series 2004-D, Class MV3
189,136	1.231		09/25/34	2,855
Countrywide Asset-Backed Certificates Series 2006-20, Class 2A1
41,086	0.281		04/25/47	39,799
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
65,210	1.731		05/25/34	13,532

				107,952

Manufactured Housing — 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
85,883	4.350		05/15/14	71,666

Student Loan(a) — 0.0%
GCO Slims Trust Series 2006-1A Class Note
223,835	5.720		03/01/22	161,161

TOTAL ASSET-BACKED SECURITIES				$85,486,209

Foreign Debt Obligations — 7.2%
Sovereign — 3.5%
Kommunalbanken AS
$11,900,000	5.125%		05/30/12	$12,785,644
Landeskreditbank Baden-Wuerttemberg Foerderbank
7,340,000	3.250		10/29/10	7,478,843
5,600,000	0.541	(b)	11/04/11	5,590,074
Landwirtschaftliche Rentenbank
8,200,000	1.875		09/24/12	8,195,646
NRW.BANK
7,500,000	5.375		07/19/10	7,688,970

				41,739,177

Supranational — 3.7%
European Investment Bank(b)
6,250,000	0.555		03/05/12	6,297,950
International Bank for Reconstruction & Development
14,300,000	1.400	(d)	04/14/11	14,353,528
22,500,000	1.650		05/18/11	22,623,873

				43,275,351

TOTAL FOREIGN DEBT OBLIGATIONS				$85,014,528

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — 24.2%
Achmea Hypotheekbank NV(a)(b)(f)
$8,200,000	0.631%		11/03/14	$8,188,504
ANZ National (International) Ltd.(a)(f)
4,700,000	0.458	(b)	08/05/11	4,706,754
5,800,000	3.250		04/02/12	5,980,112
Bank of America Corp.(b)(g)
18,200,000	1.077		12/02/11	18,496,933
19,200,000	0.451		06/22/12	19,305,350
Bank of America NA(b)(g)
4,000,000	0.429		12/23/10	4,009,960
Citibank NA(g)
1,000,000	1.875		05/07/12	1,005,321
Citigroup Funding, Inc.(b)(g)
17,000,000	0.611		04/30/12	17,156,196
Citigroup, Inc.(g)
2,600,000	0.807	(b)	12/09/10	2,615,176
7,700,000	2.125		04/30/12	7,782,452
Danske Bank A/S(a)(f)
5,200,000	2.500		05/10/12	5,255,223
Dexia Credit Local(a)(f)
6,300,000	2.375		09/23/11	6,429,352
FIH Erhvervsbank AS(a)(f)
12,300,000	0.645		09/29/10	12,289,769
5,500,000	2.450		08/17/12	5,560,121
5,700,000	0.487	(b)	12/06/12	5,692,875
General Electric Capital Corp.(g)
9,000,000	0.454	(b)	03/12/12	9,053,307
12,000,000	0.426	(b)	06/01/12	12,053,604
3,400,000	2.000		09/28/12	3,409,783
5,000,000	0.253	(b)	12/21/12	5,001,885
1,800,000	2.125		12/21/12	1,801,669
9,000,000	2.625		12/28/12	9,164,016
JPMorgan Chase & Co.(b)(g)
1,600,000	0.347		02/23/11	1,609,565
Landwirtschaftliche Rentenbank(f)
3,500,000	3.125		06/15/11	3,605,049
2,400,000	4.125		07/15/13	2,530,380
6,500,000	4.875		01/10/14	7,037,324
LeasePlan Corp. NV(a)(f)
1,800,000	3.000		05/07/12	1,847,618
Royal Bank of Scotland Group PLC(a)(f)
10,800,000	1.500		03/30/12	10,607,926
2,700,000	0.973	(b)	05/11/12	2,736,553
Societe Financement de l’Economie Francaise(a)(f)
15,700,000	1.500		10/29/10	15,731,703
14,100,000	2.000		02/25/11	14,275,348
2,525,000	2.125		01/30/12	2,557,138
21,300,000	2.375		03/26/12	21,612,359
Suncorp-Metway Ltd.(a)(b)(f)
7,500,000	0.628		12/17/10	7,500,038
5,500,000	1.534		04/15/11	5,581,004
SunTrust Bank(b)(g)
4,500,000	0.904		12/16/10	4,531,036
United States Central Federal Credit Union(g)
3,200,000	1.250		10/19/11	3,196,868
2,300,000	1.900		10/19/12	2,298,661
Westpac Banking Corp.(a)(f)
7,500,000	3.250		12/16/11	7,743,225
7,200,000	1.900		12/14/12	7,141,860

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$287,102,017

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 9.5%
United States Treasury Inflation Protected Securities
$49,338,240	4.250%	01/15/10	$49,396,065
24,533,005	0.875	04/15/10	24,615,411
21,859,904	3.500	01/15/11	22,674,535
2,831,634	2.375	04/15/11	2,915,255
7,297,276	1.875	07/15/13	7,685,513
4,913,664	2.000	01/15/14	5,196,200

TOTAL U.S. TREASURY OBLIGATIONS			$112,482,979

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$1,111,195,821

Short-term Investments — 6.1%
Commercial Paper — 1.0%
Westpac Banking Corp.
$12,000,000	1.120%	07/09/10	$11,952,750

Repurchase Agreement(h) — 5.1%
Joint Repurchase Agreement Account II
60,300,000	0.007	01/04/10	60,300,000
Maturity Value: $60,300,047

TOTAL SHORT-TERM INVESTMENTS			$72,252,750

TOTAL INVESTMENTS — 98.9%			$1,171,495,821

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%			13,151,802

NET ASSETS — 100.0%			$1,184,647,623

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $242,995,735, which represents approximately 20.5% of net assets as of December 31, 2009.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

(f) Guaranteed by a foreign government. Total market value of the securities amounts to $164,610,235, which represents approximately 13.9% of net assets as of December 31, 2009.

(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of the securities amounts to $122,491,782, which represents approximately 10.3% of net assets as of December 31, 2009.

(h) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	94	January 2010	$23,438,313	$10,928
Eurodollars	437	March 2010	108,862,163	482,790
Eurodollars	337	June 2010	83,677,100	78,245
Eurodollars	(225)	September 2010	(55,631,250)	(306,375)
Eurodollars	(145)	December 2010	(35,695,375)	(185,238)
Eurodollars	(205)	March 2011	(50,260,875)	(248,263)
Eurodollars	(5)	June 2011	(1,221,063)	(7,450)
2 Year U.S. Treasury Notes	174	March 2010	37,630,219	(192,653)
5 Year U.S. Treasury Notes	(984)	March 2010	(112,552,688)	2,331,350

TOTAL				$1,963,334

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

Rates Exchanged
	Notional		Payments	Payments
	Amount	Termination	received by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss*

Deutsche Bank Securities, Inc.	$18,400	07/02/13	3 month LIBOR	4.283%	$(1,597,878)

* There are no upfront payments on the swap contract, therefore, the unrealized loss of the swap contract is equal to its market value.

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,166,285,664

Gross unrealized gain	6,742,687
Gross unrealized loss	(1,532,530)

Net unrealized security gain	$5,210,157

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 55.5%
Collateralized Mortgage Obligations — 7.2%
Adjustable Rate Non-Agency(a) — 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$93,781	3.394%	04/25/35	$78,647
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
31,577	4.094	08/25/33	27,089
Chase Mortgage Finance Corp. Series 2007-A1, Class 3A1
1,594,445	4.348	02/25/37	1,426,194
Chase Mortgage Finance Corp. Series 2007-A1, Class 7A1
1,082,639	4.590	02/25/37	967,912
Countrywide Home Loan Trust Series 2003-37, Class 1A1
40,348	3.851	08/25/33	33,894
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
148,916	3.800	03/25/33	122,836
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1
57,085	3.007	12/25/34	51,686
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
489,218	5.059	07/25/35	387,160
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
1,196	0.611	11/25/34	1,164
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
1,247,626	0.999	11/25/29	989,899
Sequoia Mortgage Trust Series 2004-09, Class A2
738,153	1.039	10/20/34	571,296
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 1A
223,040	3.142	05/25/34	190,567
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
78,351	3.249	09/25/34	67,269
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
835,065	3.107	11/25/33	668,601
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
223,778	3.136	06/25/34	204,478

			5,788,692

Interest Only(b) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)(c)
98,446	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)(c)
134,212	0.000	08/25/33	—
FNMA REMIC Series 2004-47, Class EI(a)(c)
2,138,333	0.000	06/25/34	26,569
FNMA REMIC Series 2004-62, Class DI(a)(c)
943,750	0.000	07/25/33	7,045
FNMA REMIC Series 2004-71, Class DI(a)(c)
1,837,669	0.000	04/25/34	51,321

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
FNMA Series 151, Class 2
$15,627	9.500%	07/25/22	$3,671
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
44,483	0.120	08/25/33	63
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
20,102	0.320	07/25/33	74

			88,743

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
56,541	25.732	10/16/31	86,425
GNMA Series 2001-51, Class SA
43,915	31.493	10/16/31	64,117
GNMA Series 2001-51, Class SB
55,109	25.732	10/16/31	84,376
GNMA Series 2001-59, Class SA
48,942	25.569	11/16/24	66,650
GNMA Series 2002-13, Class SB
193,199	36.482	02/16/32	336,520

			638,088

Principal Only(d) — 0.0%
FNMA REMIC Trust Series G-35, Class N
14,606	0.000	10/25/21	12,552

Regular Floater(a) — 1.9%
BCAP LLC Trust Series 2006-RR1, Class CF
720,953	0.871	11/25/36	613,451
FHLMC REMIC Series 1760, Class ZB
443,874	2.750	05/15/24	443,831
FNMA REMIC Series 2006-68, Class FM
16,554,091	0.681	08/25/36	16,377,578

			17,434,860

Sequential Fixed Rate — 4.6%
FHLMC REMIC Series 2329, Class ZA
2,893,221	6.500	06/15/31	3,125,866
FHLMC REMIC Series 2590, Class NV
2,000,000	5.000	03/15/18	2,122,626
FHLMC REMIC Series 3284, Class CA
11,833,226	5.000	10/15/21	12,436,469
FNMA REMIC Series 2001-53, Class GH
363,078	8.000	09/25/16	396,618
FNMA REMIC Series 2007-36, Class AB
16,474,762	5.000	11/25/21	17,298,239
GNMA 2002-42 Class KZ
7,268,437	6.000	06/16/32	7,869,678

			43,249,496

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$67,212,431

Commercial Mortgage-Backed Securities — 2.8%
Interest Only(a)(b)(e) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$14,340,781	1.148%	03/13/40	$203,037
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
7,712,427	1.692	05/15/38	56,104

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
$16,229,082	0.968%	01/15/38	$132,254
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
15,520,011	1.457	02/11/36	249,551

			640,946

Sequential Fixed Rate — 2.7%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.224	07/15/44	9,940,002
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
6,832,691	7.202	10/15/32	6,982,443
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,375,912

			25,298,357

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$25,939,303

Federal Agencies — 45.5%
Adjustable Rate FHLMC(a) — 0.7%
$232,313	4.072%	11/01/32	$241,084
2,940,115	2.756	09/01/33	3,051,039
2,991,203	3.979	08/01/35	3,081,038

			6,373,161

Adjustable Rate FNMA(a) — 2.2%
343,745	2.850	11/01/32	359,018
542,289	4.792	12/01/32	558,708
3,568,943	4.208	05/01/33	3,647,599
74,823	3.055	06/01/33	77,400
3,480,887	4.072	10/01/33	3,616,207
3,618,003	3.935	02/01/35	3,706,840
4,765,325	4.767	09/01/35	4,951,692
3,722,793	5.222	06/01/37	3,902,142

			20,819,606

Adjustable Rate GNMA(a) — 0.8%
150,983	4.375	06/20/23	156,781
69,708	3.625	07/20/23	71,815
73,215	3.625	08/20/23	75,433
190,526	3.625	09/20/23	196,308
55,680	4.375	03/20/24	57,582
484,358	4.375	04/20/24	503,260
60,099	4.375	05/20/24	62,448
499,093	4.375	06/20/24	518,625
274,244	3.625	07/20/24	282,843
380,096	3.625	08/20/24	391,877
117,570	3.625	09/20/24	121,220
144,328	4.125	11/20/24	148,262
124,104	4.125	12/20/24	128,582
100,858	4.375	01/20/25	104,362
49,839	4.375	02/20/25	51,575
169,574	4.375	05/20/25	176,332
125,043	3.625	07/20/25	129,001
60,962	4.375	02/20/26	63,128
3,404	3.625	07/20/26	3,513
185,826	4.375	01/20/27	192,523
62,515	4.375	02/20/27	64,771
501,765	4.375	04/20/27	522,369
58,397	4.375	05/20/27	60,798
55,268	4.375	06/20/27	57,542

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA — (continued)
$18,733	4.125%	11/20/27	$19,277
77,592	4.125	12/20/27	79,847
157,736	4.375	01/20/28	163,499
53,527	4.250	02/20/28	55,372
61,638	4.375	03/20/28	63,895
296,483	3.625	07/20/29	306,478
125,331	3.625	08/20/29	129,559
38,894	3.625	09/20/29	40,168
152,253	4.125	10/20/29	156,753
195,589	4.125	11/20/29	201,434
47,621	4.125	12/20/29	49,045
62,729	4.250	01/20/30	64,946
32,589	4.250	02/20/30	33,743
130,376	4.250	03/20/30	134,986
195,996	4.375	04/20/30	204,237
481,516	4.375	05/20/30	501,237
38,745	4.375	06/20/30	40,290
389,512	3.625	07/20/30	402,232
65,784	3.625	09/20/30	68,002
134,610	3.875	10/20/30	138,354
275,548	4.000	03/20/32	283,900

			7,278,204

FHLMC — 9.4%
419,640	6.500	12/01/13	456,683
18,332	4.000	02/01/14	18,753
11,620	6.500	02/01/14	12,646
313,687	4.000	03/01/14	320,887
60,895	4.000	04/01/14	62,293
2,202,002	7.500	11/01/14	2,407,124
3,264	7.000	02/01/15	3,510
868,459	5.500	07/01/15	923,392
93,243	8.000	07/01/15	101,631
12,574	7.000	01/01/16	13,599
57,155	7.000	02/01/16	61,815
36,257	7.000	09/01/17	40,504
21,437	7.000	10/01/17	23,947
147,743	4.500	05/01/18	154,246
256,268	5.500	05/01/18	273,486
87,596	4.500	06/01/18	91,452
1,776,293	5.500	06/01/18	1,895,083
212,333	4.500	09/01/18	221,679
276,467	4.500	10/01/18	288,635
23,440	10.000	10/01/18	24,769
1,323,243	5.000	12/01/18	1,396,721
109,604	4.500	01/01/19	114,429
100,610	4.500	03/01/19	105,039
424,272	5.000	06/01/19	447,586
3,882,363	5.000	11/01/19	4,095,698
61,186	10.000	07/01/20	65,124
79,957	10.000	10/01/20	84,971
217,803	6.500	07/01/21	235,052
15,283	6.500	08/01/22	16,491
148,577	9.000	10/01/22	170,246
1,175,595	4.500	10/01/23	1,196,165
624,584	6.500	07/01/28	657,688
5,255	8.000	07/01/30	5,751
33,655	7.500	12/01/30	37,011

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$5,854	7.500%	01/01/31	$6,438
185,780	7.000	04/01/31	204,612
1,469,323	6.000	05/01/33	1,580,958
1,522,553	6.000	10/01/34	1,625,326
3,729,017	4.500	10/01/35	3,735,948
214,880	5.000	12/01/35	221,033
927,299	5.500	01/01/36	978,012
2,128	5.500	02/01/36	2,244
19,968	6.000	06/01/36	21,338
23,033	6.000	10/01/36	24,596
38,118	6.000	11/01/36	40,704
49,896	5.500	03/01/37	52,819
207,919	5.500	04/01/37	219,713
19,140	6.000	05/01/37	20,420
23,236	5.500	06/01/37	24,598
21,526	6.000	06/01/37	22,967
449,539	6.000	07/01/37	479,619
39,859	6.000	11/01/37	42,507
225,712	5.500	12/01/37	238,361
431,310	5.500	02/01/38	455,503
168,988	5.000	04/01/38	173,774
498,802	5.500	04/01/38	526,782
40,574	6.000	04/01/38	43,270
290,447	5.500	05/01/38	306,739
7,415,288	6.000	05/01/38	7,907,999
1,980,989	5.500	06/01/38	2,095,625
114,900	6.000	09/01/38	122,499
127,897	5.500	10/01/38	135,071
14,136,575	6.000	11/01/38	15,195,161
850,402	6.000	12/01/38	907,970
41,836	6.000	02/01/39	44,603
1,048,609	5.000	03/01/39	1,078,306
2,523,955	5.000	04/01/39	2,595,435
38,886	5.500	04/01/39	41,188
830,326	5.000	05/01/39	854,879
3,959,575	5.000	06/01/39	4,074,482
1,500,235	5.000	07/01/39	1,543,326
345,715	5.000	08/01/39	355,686
5,746,155	4.500	09/01/39	5,747,112
5,950,130	5.000	09/01/39	6,115,174
3,037,038	5.000	10/01/39	3,122,176
2,079,989	5.000	11/01/39	2,136,295
7,000,000	4.500	TBA-30yr(f)	6,982,500

			88,127,874

FNMA — 22.1%
180,595	4.500	03/01/13	185,499
85,709	4.500	05/01/13	88,105
119,499	4.000	06/01/13	122,275
186,134	4.500	06/01/13	191,404
161,620	4.000	07/01/13	166,007
199,225	4.500	07/01/13	205,837
228,724	4.000	08/01/13	234,134
93,519	4.500	08/01/13	96,232
349,947	4.000	09/01/13	358,289
402,799	4.500	09/01/13	414,613
714,644	4.000	10/01/13	731,803
42,858	7.000	03/01/14	47,029
368,802	4.000	04/01/14	377,915
1,523,980	5.500	09/01/14	1,627,988
64,094	7.000	03/01/15	69,071
20,666	8.000	01/01/16	22,617
100,311	6.000	11/01/16	107,503
328,072	8.000	11/01/16	375,778

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$631,588	5.000%	08/01/17	$658,722
357,722	5.000	11/01/17	377,785
13,111,752	5.000	12/01/17	13,831,965
2,204,592	5.000	01/01/18	2,328,235
734,892	5.000	02/01/18	775,519
2,815,510	5.000	03/01/18	2,971,154
915,908	5.000	04/01/18	966,540
167,304	4.500	05/01/18	174,381
1,075,567	5.000	05/01/18	1,134,890
693,732	4.500	06/01/18	723,294
1,458,847	5.000	06/01/18	1,537,134
73,667	4.500	07/01/18	76,783
79,901	5.000	07/01/18	84,318
111,938	4.500	08/01/18	116,835
65,529	5.000	08/01/18	69,152
78,937	4.500	09/01/18	82,390
982,757	5.000	09/01/18	1,037,085
834,131	4.500	10/01/18	870,484
5,066,044	5.000	10/01/18	5,345,767
167,427	4.500	11/01/18	174,750
45,843	5.000	11/01/18	48,298
281,593	4.500	12/01/18	293,911
97,618	4.500	01/01/19	101,888
685,643	5.000	01/01/19	721,509
840,454	5.000	02/01/19	884,526
134,036	4.500	03/01/19	139,899
1,861,528	5.000	04/01/19	1,964,436
625,547	4.500	05/01/19	651,772
467,149	5.000	05/01/19	492,710
90,615	4.500	06/01/19	94,414
1,926,812	5.000	06/01/19	2,033,329
36,405	5.000	07/01/19	38,397
32,751	5.000	08/01/19	34,543
307,160	6.500	08/01/19	334,869
2,083,991	6.000	09/01/19	2,233,393
29,342	9.500	08/01/20	33,747
67,166	9.500	10/01/20	77,250
38,009	5.000	12/01/20	40,052
2,599,576	6.000	12/01/20	2,785,941
86,787	6.000	05/01/21	92,846
34,963	6.000	07/01/21	37,404
961,508	6.000	09/01/21	1,030,675
688,956	5.000	01/01/22	723,168
203,500	5.000	04/01/22	213,001
138,192	5.000	06/01/22	144,787
76,516	6.000	09/01/22	81,941
2,095,673	5.500	02/01/23	2,211,895
1,397,731	6.000	02/01/23	1,495,314
339,831	4.500	05/01/23	350,277
35,722	5.000	05/01/23	37,405
3,097,273	5.500	08/01/23	3,269,042
667,055	6.000	11/01/28	715,086
28,852	6.500	11/01/28	31,205
1,539	5.500	04/01/29	1,619
49,350	7.000	11/01/30	54,633
687,950	6.000	03/01/31	736,107
239,989	7.000	07/01/31	263,284
679	6.000	03/01/32	726
20,576,714	5.500	04/01/33	21,725,947
65,142	6.000	05/01/33	69,542
25,581	5.000	07/01/33	26,370
7,678,557	5.500	07/01/33	8,057,033
274,860	5.000	08/01/33	283,330
4,087,575	4.500	09/01/33	4,114,175
28,005	5.000	09/01/33	28,868
28,133	5.500	09/01/33	29,662

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$28,708	5.000%	11/01/33	$29,593
17,180	5.000	12/01/33	17,709
13,659	5.500	12/01/33	14,362
28,443	6.000	12/01/33	30,372
17,064	5.000	01/01/34	17,590
35,997	5.500	02/01/34	37,954
5,727	5.500	04/01/34	6,049
34,046	5.500	05/01/34	35,898
1,146	5.500	06/01/34	1,208
48,617	5.500	08/01/34	51,351
3,272	5.500	10/01/34	3,456
382,987	5.500	12/01/34	403,871
9,863	6.000	12/01/34	10,525
170,291	6.000	02/01/35	181,606
24,814	5.000	03/01/35	25,513
37,824	5.000	04/01/35	38,902
59,491	5.500	04/01/35	62,708
1,539,971	6.000	04/01/35	1,647,184
21,965	5.000	05/01/35	22,584
304,642	5.000	07/01/35	313,307
47,581	5.500	07/01/35	50,143
255,437	6.000	07/01/35	272,210
864,656	5.000	08/01/35	889,325
5,227	5.500	08/01/35	5,520
3,349	6.000	08/01/35	3,569
222,904	5.000	09/01/35	229,185
47,858	5.500	09/01/35	50,483
77,197	5.000	10/01/35	79,372
547,298	6.000	10/01/35	585,887
113,216	5.000	11/01/35	116,406
1,373,402	6.000	11/01/35	1,461,642
24,208	5.500	12/01/35	25,566
738,807	6.000	01/01/36	787,320
1,152	5.500	02/01/36	1,214
64,591	6.000	02/01/36	68,751
472,654	6.000	03/01/36	504,591
489,576	6.000	04/01/36	522,795
87,727	6.000	06/01/36	93,426
42,977	5.000	07/01/36	44,241
587,595	6.000	09/01/36	630,050
30,179	6.000	10/01/36	32,203
1,118,781	6.000	11/01/36	1,193,819
36,709	5.500	12/01/36	38,755
826,378	6.000	12/01/36	885,935
4,005	5.500	01/01/37	4,240
411,819	6.000	01/01/37	441,394
29,196	5.500	02/01/37	30,848
65,814	6.000	02/01/37	70,166
114,317	5.500	03/01/37	120,637
219,014	5.500	04/01/37	230,652
220,443	6.000	04/01/37	235,022
115,607	5.500	05/01/37	121,586
13,344	5.500	05/01/37	14,034
119,392	6.000	05/01/37	127,314
45,622	5.500	06/01/37	48,007
25,116	6.000	06/01/37	26,777
62,332	5.500	07/01/37	65,679
174,490	6.000	07/01/37	185,947
29,359	5.500	08/01/37	30,764
117,890	6.000	08/01/37	125,632
22,133	6.000	09/01/37	23,587
292,332	6.000	11/01/37	311,528
2,262,168	7.500	11/01/37	2,482,196
2,128	5.500	12/01/37	2,239
45,944	5.500	01/01/38	48,629

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$33,718	6.000%	01/01/38	$35,932
4,160	5.500	02/01/38	4,375
4,253,923	5.000	03/01/38	4,372,402
75,607	5.500	03/01/38	79,604
109,744	6.000	03/01/38	117,104
218,861	5.500	04/01/38	230,466
534,704	5.500	05/01/38	565,217
56,506	5.500	06/01/38	59,461
107,516	5.500	07/01/38	113,385
32,010	6.000	07/01/38	34,102
67,996	5.500	08/01/38	71,835
490,216	5.500	09/01/38	517,211
47,731	5.500	10/01/38	50,213
189,459	6.000	10/01/38	201,840
75,799	5.500	11/01/38	80,229
131,295	5.500	12/01/38	138,925
198,607	6.000	12/01/38	211,586
1,004,896	5.500	01/01/39	1,063,618
366,514	6.000	01/01/39	390,467
586,163	5.000	02/01/39	603,287
301,917	5.500	02/01/39	319,000
21,643,240	6.000	02/01/39	23,064,424
599,106	5.000	03/01/39	616,541
366,186	5.500	03/01/39	386,807
72,420	5.000	04/01/39	74,527
1,157,903	5.000	05/01/39	1,192,258
188,870	4.500	06/01/39	189,047
258,363	5.000	06/01/39	265,945
223,700	4.500	07/01/39	223,910
1,557,504	5.000	07/01/39	1,603,680
378,636	4.500	08/01/39	378,898
243,485	5.000	08/01/39	250,633
495,688	4.500	09/01/39	496,152
1,485,242	5.000	09/01/39	1,529,219
1,987,140	4.500	10/01/39	1,988,258
6,769,910	5.000	10/01/39	6,966,905
895,953	5.000	11/01/39	920,906
10,000,000	4.000	TBA-15yr(f)	10,057,810
15,000,000	4.500	TBA-30yr(f)	14,971,875
17,000,000	5.500	TBA-30yr(f)	17,794,223

			206,092,813

GNMA — 10.3%
404	9.000	08/15/16	449
263,104	7.000	12/15/27	291,080
30,463	6.500	08/15/28	33,339
416,119	6.000	01/15/29	443,708
285,156	7.000	10/15/29	315,564
4,708,650	5.500	12/15/32	4,976,008
9,587,511	5.000	05/15/33	9,937,361
5,864,745	5.000	06/15/33	6,081,820
20,503,831	5.000	07/15/33	21,262,748
2,490,162	5.000	09/15/33	2,582,332
4,084,578	5.000	03/15/34	4,228,670
2,463,537	5.500	06/15/34	2,597,809
3,148,384	6.000	12/15/38	3,336,057
1,065,538	5.000	04/15/39	1,101,009
2,224,606	5.000	05/15/39	2,297,419
296,805	4.500	06/15/39	297,748
3,157,512	5.000	06/15/39	3,261,352
1,212,982	5.000	07/15/39	1,252,310

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
GNMA — (continued)
$498,422	4.500%	10/15/39	$499,996
6,972,291	5.000	10/15/39	7,200,945
13,000,000	6.000	TBA-30yr(f)	13,735,306
10,000,000	5.500	TBA-30yr(f)	10,475,000

			96,208,030

TOTAL FEDERAL AGENCIES			$424,899,688

TOTAL MORTGAGE-BACKED OBLIGATIONS			$518,051,422

Agency Debentures — 20.5%
FFCB
$9,000,000	4.750%	11/06/12	$9,722,781
5,100,000	4.875	12/16/15	5,533,413
10,000,000	5.050	08/01/18	10,503,560
FHLB
10,000,000	5.375 (g)	06/13/14	11,103,120
1,500,000	5.000	09/28/29	1,423,757
FHLMC
8,000,000	2.050	03/09/11	8,020,936
1,600,000	2.125	03/16/11	1,604,514
13,100,000	1.750	07/27/11	13,149,387
18,200,000	1.625	08/11/11	18,246,537
19,500,000	2.050	05/11/12	19,551,461
FNMA
8,500,000	2.000	03/02/11	8,523,851
30,000,000	2.050	04/01/11	30,129,480
8,000,000	1.750	04/15/11	8,030,360
13,935,000	1.700	04/29/11	13,985,821
New Valley Generation
3,701,655	4.929	01/15/21	3,769,207
New Valley Generation II
4,007,811	5.572	05/01/20	4,243,950
Private Export Funding Corp.
14,600,000	3.050	10/15/14	14,630,142
Small Business Administration
228,344	6.700	12/01/16	248,947
176,829	7.150	03/01/17	193,482
131,218	7.500	04/01/17	144,391
61,915	7.300	05/01/17	68,037
54,410	6.800	08/01/17	59,249
186,867	6.300	05/01/18	201,842
116,688	6.300	06/01/18	126,027
Tennessee Valley Authority
4,000,000	5.375	04/01/56	3,995,716
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,407,551

TOTAL AGENCY DEBENTURES			$191,617,519

Asset-Backed Securities — 0.4%
Home Equity(a) — 0.4%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$109,791	3.634%	04/25/34	$97,499
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
594,954	0.591	10/25/34	478,664
Household Home Equity Loan Trust Series 2007-3, Class APT
3,140,921	1.433	11/20/36	2,708,166

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
$21,324	0.581%	08/25/34	$14,088

			3,298,417

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
173,895	8.330	04/01/30	173,518

TOTAL ASSET-BACKED SECURITIES			$3,471,935

Government Guarantee Obligations(h) — 14.6%
Citigroup Funding, Inc.
$29,500,000	1.875%	10/22/12	$29,446,000
4,500,000	1.875	11/15/12	4,488,399
General Electric Capital Corp.
12,900,000	2.000	09/28/12	12,937,118
14,500,000	0.253 (a)	12/21/12	14,505,467
8,300,000	2.125	12/21/12	8,307,694
9,700,000	2.625	12/28/12	9,876,773
GMAC, Inc.
15,000,000	1.750	10/30/12	14,902,350
20,000,000	2.200	12/19/12	20,122,640
PNC Funding Corp.
10,000,000	2.300	06/22/12	10,175,352
United States Central Federal Credit Union
6,800,000	1.250	10/19/11	6,793,344
5,000,000	1.900	10/19/12	4,997,090

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$136,552,227

U.S. Treasury Obligations — 11.6%
United States Treasury Bonds
$10,800,000	4.375%	11/15/39	$10,337,631
United States Treasury Inflation Protected Securities
15,746,766	0.875	04/15/10	15,799,659
8,321,668	3.500	01/15/11	8,631,783
3,622,752	1.625	01/15/15	3,767,662
6,208,378	2.500	07/15/16	6,760,824
United States Treasury Notes
2,600,000	1.000	12/31/11	2,592,694
16,700,000	2.375	10/31/14	16,519,807
1,700,000	3.375	11/15/19	1,635,247
United States Treasury Principal-Only STRIPS(d)
50,400,000	0.000	08/15/20	32,064,984
12,900,000	0.000	05/15/21	7,836,763
3,000,000	0.000	11/15/21	1,766,511

TOTAL U.S. TREASURY OBLIGATIONS			$107,713,565

Municipal Debt Obligation — 0.2%
New Jersey — 0.2%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,128,180

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$959,534,848

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-term Investment(i) — 5.4%
Repurchase Agreement — 5.4%
Joint Repurchase Agreement Account II
$50,200,000	0.007%	01/04/10	$50,200,000
Maturity Value: $50,200,039

TOTAL INVESTMENTS — 108.2%			$1,009,734,848

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%			(76,587,948)

NET ASSETS — 100.0%			$933,146,900

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(b) Securities with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $640,946, which represents approximately 0.1% of net assets as of December 31, 2009.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $74,016,714 which represents approximately 7.9% of net assets as of December 31, 2009.

(g) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(h) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $136,552,227, which represents approximately 14.6% of net assets as of December 31, 2009.

(i) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Assurance
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2009, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	5.000%	TBA - 30yr	01/13/2010	$16,000,000	$16,404,992
FNMA	5.000	TBA - 30yr	01/13/2010	9,000,000	9,234,846

TOTAL					$25,639,838

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	77	January 2010	$19,199,469	$8,951
Eurodollars	(1)	December 2010	(246,175)	(763)
2 Year U.S. Treasury Notes	284	March 2010	61,419,438	(474,330)
5 Year U.S. Treasury Notes	(260)	March 2010	(29,739,531)	410,518
10 Year U.S. Treasury Notes	1,143	March 2010	131,962,922	(3,956,954)
30 Year U.S. Treasury Bonds	100	March 2010	11,537,500	(232,955)

TOTAL				$(4,245,533)

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Banc of America Securities LLC	$9,000		05/25/15	4.533%	3 month LIBOR	$689,662	$—	$689,662
	43,000		11/02/19	3 month LIBOR	4.865%	(3,628,886)	—	(3,628,886)
Citibank NA	15,400	(a)	06/16/17	3 month LIBOR	3.250	573,090	186,591	386,499
Deutsche Bank Securities, Inc.	17,400	(a)	06/16/17	3 month LIBOR	3.250	647,517	199,596	447,921
	13,100	(a)	09/04/17	4.568	3 month LIBOR	(102,445)	—	(102,445)
	7,700	(a)	09/04/22	3 month LIBOR	4.710	192,878	—	192,878

TOTAL						$(1,628,184)	$386,187	$(2,014,371)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$995,694,695

Gross unrealized gain	19,869,398
Gross unrealized loss	(5,829,245)

Net unrealized security gain	$14,040,153

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 97.6%
United States Treasury Inflation Protected Securities
$385,455	4.250%	01/15/10	$385,907
1,825,712	0.875	04/15/10	1,831,845
12,668,808	3.500	01/15/11	13,140,924
3,158,361	2.375	04/15/11	3,251,631
8,175,504	3.000	07/15/12	8,789,942
19,067,076	1.875	07/15/13	20,081,502
5,615,616	2.000	01/15/14	5,938,514
15,396,696	1.625	01/15/15	16,012,564
13,180,730	1.875	07/15/15	13,888,166
11,544,884	2.000	01/15/16	12,191,582
14,343,494	2.500	07/15/16	15,619,835
3,858,948	2.375	01/15/17	4,167,965
2,086,020	2.625	07/15/17	2,294,134
1,208,220	2.125	01/15/19	1,281,280
12,604,629	1.875	07/15/19	13,083,214
9,862,566	2.375	01/15/25	10,406,546
17,208,412	2.000 (a)	01/15/26	17,282,356
12,112,809	2.375	01/15/27	12,746,842
6,810,276	1.750	01/15/28	6,530,414
6,148,038	3.625	04/15/28	7,599,073
6,141,785	2.500	01/15/29	6,587,543

TOTAL U.S. TREASURY OBLIGATIONS			$193,111,779

Short-term Investment(b) — 1.5%
Repurchase Agreement — 1.5%
Joint Repurchase Agreement Account II
$3,100,000	0.007%	01/04/10	$3,100,000
Maturity Value: $3,100,002

TOTAL INVESTMENTS — 99.1%			$196,211,779

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			1,696,094

NET ASSETS — 100.0%			$197,907,873

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(b) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(2)	September 2010	$(494,500)	$(1,623)
2 Year U.S. Treasury Notes	24	March 2010	5,190,375	(26,003)
5 Year U.S. Treasury Notes	(47)	March 2010	(5,375,992)	76,473
10 Year U.S. Treasury Notes	(1)	March 2010	(115,453)	3,468
30 Year U.S. Treasury Bonds	(16)	March 2010	(1,846,000)	104,710

TOTAL				$157,025

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$192,473,675

Gross unrealized gain	4,370,634
Gross unrealized loss	(632,530)

Net unrealized security gain	$3,738,104

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 22.2%
Collateralized Mortgage Obligations — 4.9%

Interest Only(a) — 0.0%
FHLMC REMIC Series 2575, Class IB
$559,008	5.500%	08/15/30	$11,846
FHLMC REMIC Trust Series 2586, Class NX
548,860	4.500	08/15/16	21,190

			33,036

Inverse Floaters(b) — 0.0%
FNMA REMIC Trust Series 1990-134, Class SC
35,151	21.225	11/25/20	47,794
GNMA Series 2001-59, Class SA
13,760	25.569	11/16/24	18,738

			66,532

IOette(a) — 0.0%
FHLMC REMIC Series 1161, Class U
854	1,172.807	11/15/21	21,736

Planned Amortization Class — 0.1%
FHLMC REMIC Series 1556, Class H
521,128	6.500	08/15/13	546,931
FHLMC REMIC Series 1916, Class PC
714,337	6.750	12/15/11	738,028

			1,284,959

Regular Floater(b) — 1.1%
FHLMC REMIC Series 3151, Class KY(c)
316,686	0.000	05/15/36	299,021
FHLMC REMIC Series 3297, Class HF
9,075,678	0.623	04/15/37	8,884,709
FHLMC REMIC Series 3326, Class FC
13,335,272	0.693	06/15/37	13,063,615
FHLMC REMIC Series 3397, Class FK
15,553,965	1.013	12/15/37	15,483,352
FNMA REMIC Series 1988-12, Class B(c)
139,083	0.000	02/25/18	104,081
FNMA REMIC Series 2001-60, Class OF
1,731,598	1.181	10/25/31	1,758,713
FNMA REMIC Trust Series 2001-70, Class OF
865,799	1.181	10/25/31	876,864

			40,470,355

Sequential Fixed Rate — 3.7%
FHLMC REMIC Series 108, Class G
320,196	8.500	12/15/20	358,234
FHLMC REMIC Series 1980, Class Z
1,605,650	7.000	07/15/27	1,760,483
FHLMC REMIC Series 2019, Class Z
1,623,835	6.500	12/15/27	1,752,517
FHLMC REMIC Series 3284, Class CA
29,555,287	5.000	10/15/21	31,061,980
FNMA REMIC Series 1988-12, Class A
270,747	5.613	02/25/18	272,121

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)

Sequential Fixed Rate — (continued)
FNMA REMIC Series 2007-36, Class AB
$41,102,564	5.000%	11/25/21	$43,157,039
FNMA REMIC Series 2009-70, Class AL
48,510,977	5.000	08/25/19	51,324,526
FNMA REMIC Trust Series 1989-66, Class J
520,261	7.000	09/25/19	570,664
FNMA REMIC Trust Series 1990-16, Class E
330,983	9.000	03/25/20	373,641
FNMA REMIC Trust Series 1992-33, Class K
937,243	8.500	03/25/18	969,549
GNMA REMIC Trust Series 1995-3, Class DQ
74,659	8.050	06/16/25	84,483

			131,685,237

Targeted Amortization Class(b)(c) — 0.0%
FHLMC REMIC Trust Series 3291, Class XC
420,590	0.000	03/15/37	411,366

TOTAL COLLATERALIZED MORTGAGE			$173,973,221
OBLIGATIONS

Federal Agencies — 17.3%
Adjustable Rate FHLMC(b) — 2.3%
$185,788	3.762%	05/01/18	$188,168
107,245	4.959	10/01/25	110,133
3,843,320	3.302	09/01/34	3,991,749
1,542,204	4.256	11/01/34	1,605,653
1,296,176	4.095	04/01/35	1,339,488
8,435,797	3.638	06/01/35	8,679,921
3,272,713	3.434	08/01/35	3,407,251
2,440,315	4.530	11/01/35	2,532,827
1,541,445	5.882	05/01/36	1,634,385
671,344	5.961	10/01/36	701,593
566,456	5.867	11/01/36	592,646
41,873,966	5.928	08/01/37	44,110,999
12,106,173	6.388	09/01/37	12,762,073

			81,656,886

Adjustable Rate FNMA(b) — 6.3%
194,361	2.785	11/01/17	197,579
294,770	4.807	02/01/18	300,586
155,162	6.133	06/01/18	159,625
207,008	5.719	05/01/20	219,235
94,047	4.722	01/01/23	97,267
653,761	3.930	02/01/27	680,075
7,049,551	3.025	08/01/29	7,221,969
124,944	2.735	07/01/32	129,741
45,775	3.380	07/01/32	47,596
436,895	3.713	01/01/33	455,358
4,813,500	4.028	05/01/33	5,010,776
576,153	3.375	08/01/33	597,733
3,910,976	4.612	08/01/33	4,070,771
3,300,252	3.307	02/01/34	3,422,124
1,934,209	3.732	05/01/34	2,006,094
1,142,352	3.945	05/01/34	1,185,677
2,127,885	2.848	06/01/34	2,207,353
2,510,489	3.109	10/01/34	2,625,429
1,644,786	3.111	10/01/34	1,725,721
800,613	3.358	12/01/34	831,993
1,519,280	4.256	02/01/35	1,566,862
447,990	4.587	02/01/35	462,256
702,107	3.722	03/01/35	725,436

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)

Adjustable Rate FNMA — (continued)
$4,623,973	5.038%	03/01/35	$4,780,744
4,922,657	4.380	04/01/35	5,044,518
4,006,674	4.682	04/01/35	4,156,608
12,216,153	5.008	04/01/35	12,559,671
914,279	3.612	05/01/35	942,852
1,816,502	3.651	05/01/35	1,863,829
15,350,060	3.692	07/01/35	15,843,165
5,404,874	4.733	08/01/35	5,601,670
4,182,633	4.715	10/01/35	4,330,426
11,658,320	5.821	03/01/36	12,346,883
3,643,987	2.951	04/01/36	3,769,176
7,707,920	5.635	04/01/36	8,111,484
7,144,051	2.974	06/01/36	7,393,835
8,817,804	5.936	06/01/36	9,338,601
9,560,394	3.062	07/01/36	9,916,050
221,013	5.500	07/01/36	234,048
10,563,739	5.945	09/01/36	11,057,446
642,662	5.418	11/01/36	670,921
782,568	5.651	11/01/36	819,040
13,003,350	3.927	04/01/37	13,466,789
14,888,860	5.819	07/01/37	15,635,537
17,595,706	6.799	09/01/37	18,711,943
21,994,587	5.363	11/01/38	23,256,730
757,751	5.688	12/01/46	794,263

			226,593,485

Adjustable Rate GNMA(b) — 0.5%
4,011,750	2.750	05/20/34	4,105,051
896,666	3.500	05/20/34	922,721
1,688,591	3.500	07/20/34	1,743,004
1,069,004	3.625	08/20/34	1,104,880
4,737,702	3.500	09/20/34	4,883,230
2,431,635	3.625	09/20/34	2,513,241
1,052,372	3.750	10/20/34	1,078,355
1,592,055	3.750	12/20/34	1,631,430

			17,981,912

FHLMC — 3.3%
1,288	6.500	06/01/10	1,326
35,590	6.500	07/01/10	36,618
4,177	7.000	07/01/10	4,202
110	6.500	08/01/10	113
3,072	7.000	01/01/11	3,147
7,290	7.000	12/01/12	7,450
51,856	6.500	01/01/13	56,433
40,627	6.500	04/01/13	44,214
108,475	6.500	05/01/13	118,049
50,015	6.500	06/01/13	54,430
461,395	4.000	09/01/13	472,783
31,169	6.500	10/01/13	33,920
492,107	4.000	11/01/13	504,346
598,085	5.000	12/01/13	631,296
666,318	4.000	01/01/14	685,096
591,014	4.000	05/01/14	604,579
296,268	4.500	06/01/14	308,761
1,102,525	4.500	10/01/14	1,149,018
2,890,200	5.000	10/01/14	3,049,017
695,648	4.000	11/01/14	711,615
1,208,886	4.500	11/01/14	1,259,864
924,747	4.000	03/01/15	945,349
6,516,084	4.500	03/01/15	6,733,431
471,015	4.500	08/01/15	489,668
52,693	8.500	10/01/15	57,139

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)

FHLMC — (continued)
$454,610	8.000%	12/01/15	$490,780
15,383	7.000	03/01/16	16,638
6,330,013	5.000	10/01/17	6,673,310
7,021,137	5.000	11/01/17	7,402,288
11,502,006	5.000	01/01/18	12,126,162
7,489,959	5.000	02/01/18	7,896,290
27,691,536	5.000	03/01/18	29,192,497
133,024	4.500	04/01/18	138,880
226,008	4.500	11/01/18	235,956
12,701,671	5.500	01/01/19	13,520,965
321,534	4.500	05/01/19	335,093
6,343,162	5.500	01/01/20	6,760,243
762,988	4.500	04/01/20	796,574
2,755,135	5.500	05/01/20	2,936,293
2,463,431	5.500	07/01/20	2,625,409
502,135	4.500	08/01/20	523,309
1,253,276	7.000	04/01/22	1,392,299
31,029	4.500	05/01/23	31,963
35,515	7.500	01/01/31	39,057
19,968	6.000	06/01/36	21,339
449,539	6.000	07/01/37	479,619
80,434	6.000	09/01/38	85,753
5,425,623	6.000	12/01/38	5,792,912

			117,475,493

FNMA — 4.4%
2,547,250	4.000	05/01/10	2,569,443
499	8.500	05/01/10	506
2,828,260	4.000	06/01/10	2,854,658
506	5.500	04/01/11	538
43	5.500	07/01/11	44
8,656	7.000	07/01/11	9,009
1,617,688	5.500	01/01/13	1,693,521
425	5.500	04/01/13	454
1,631	5.500	06/01/13	1,740
1,038,815	4.500	08/01/13	1,068,947
5,471,814	4.500	09/01/13	5,627,824
3,217,555	4.000	11/01/13	3,295,323
2,287	5.500	12/01/13	2,440
30,411	6.000	01/01/14	32,423
99,364	6.000	03/01/14	105,938
17,261	5.500	04/01/14	18,340
616,268	4.000	01/01/15	631,598
249,683	4.500	01/01/15	257,891
3,322	8.500	09/01/15	3,535
179,658	8.500	10/01/15	190,789
23,673	8.500	12/01/15	25,697
4,011	5.500	04/01/16	4,285
34,485	5.500	07/01/16	36,844
4,856	5.500	11/01/16	5,188
741,973	5.500	01/01/17	791,466
18,605	5.500	02/01/17	19,902
10,976	5.500	04/01/17	11,741
50,275	5.500	10/01/17	53,669
6,019	5.500	11/01/17	6,439
31,366	5.500	01/01/18	33,493
66,119	5.500	02/01/18	70,715
244,246	5.500	03/01/18	261,281
35,247	5.500	04/01/18	37,701
41,757	5.500	06/01/18	44,659
678,229	5.500	07/01/18	724,387
303,009	5.500	08/01/18	323,510
540,731	5.500	09/01/18	577,821
21,873	5.500	10/01/18	23,393

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)

FNMA — (continued)
$1,338,076	5.500%		12/01/18	$1,431,312
2,668,589	5.500		01/01/19	2,854,646
69,124	5.500		03/01/19	73,839
1,357,888	5.500		05/01/19	1,452,592
1,886,780	5.000		07/01/19	1,985,480
2,685,885	5.000		08/01/19	2,826,699
30,828	5.500		08/01/19	32,768
7,120,686	5.000		09/01/19	7,496,141
8,159,905	5.000		10/01/19	8,586,806
7,473,999	5.000		11/01/19	7,865,598
114,414	7.000		11/01/19	127,264
30,954,050	5.000		12/01/19	32,600,329
3,483,586	5.000		01/01/20	3,665,818
1,786,864	5.000		02/01/20	1,880,337
20,411	5.500		03/01/20	21,734
509,500	5.500		06/01/20	542,520
175,486	5.000		07/01/20	184,666
12,313,190	6.000		10/01/21	13,195,928
274,777	4.500		04/01/23	283,223
14,251,524	5.500		09/01/23	15,142,919
2,280,766	5.500		10/01/23	2,426,164
15,626	7.000		12/01/24	17,253
4,442	7.000		07/01/27	4,905
4,398	7.000		08/01/27	4,878
5,983	7.000		10/01/28	6,647
4,769	7.000		01/01/29	5,289
5,431	7.000		11/01/29	6,018
139,753	8.000		02/01/31	152,941
4,696	7.000		04/01/31	5,190
34,135	7.000		05/01/32	37,691
21,385	7.000		06/01/32	23,613
6,816	7.000		08/01/32	7,526
2,760,214	6.000		03/01/33	2,948,368
5,137,772	6.500		04/01/33	5,584,517
6,543	7.000		10/01/33	7,200
6,409	7.000		04/01/34	7,085
40,421	6.000		12/01/34	43,132
16,128,853	6.000		04/01/35	17,253,099
3,008	6.000		11/01/35	3,202
1,219,720	8.500		09/01/37	1,338,465
3,276,167	7.500		10/01/37	3,594,820
999,136	7.500		09/01/47	1,089,162

				158,234,936

GNMA — 0.5%
12,048	9.000		07/15/12	12,847
1,196,001	5.500		07/15/20	1,283,645
322,765	6.000		10/15/38	345,434
999,766	6.000		11/15/38	1,067,441
8,874,787	6.000		12/15/38	9,419,261
3,969,149	6.000		01/15/39	4,247,920

				16,376,548

TOTAL FEDERAL AGENCIES				$618,319,260

TOTAL MORTGAGE-BACKED OBLIGATIONS				$792,292,481

Agency Debentures — 28.1%
FHLB
$12,000,000	0.500	%(d)	07/27/11	$12,001,176
50,900,000	3.750		09/09/11	53,180,880
8,130,000	5.000		09/09/11	8,615,377
67,200,000	1.750		12/14/12	66,858,019
12,000,000	4.875		12/14/12	13,007,460

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — (continued)

FHLB — (continued)
$83,200,000	3.750%		09/09/16	$83,211,149
37,000,000	3.875		12/14/18	36,358,864
FHLMC
55,000,000	2.000		02/25/11	55,104,115
119,300,000	2.050		03/09/11	119,612,208
89,000,000	2.000		03/16/11	89,221,788
21,000,000	3.500		05/05/11	21,681,807
64,400,000	1.750		07/27/11	64,642,788
38,900,000	1.625		08/11/11	38,999,467
27,000,000	2.500		03/23/12	27,105,813
42,400,000	2.050		05/11/12	42,511,894
FNMA
10,000,000	2.000		02/11/11	10,017,860
32,800,000	2.000		03/02/11	32,892,037
6,200,000	2.000		04/01/11	6,226,015
33,000,000	2.050		04/01/11	33,142,428
50,800,000	1.750		04/15/11	50,992,786
30,000,000	2.125		04/15/11	30,129,570
32,000,000	1.700		04/29/11	32,116,704
36,700,000	4.680	(e)	06/15/11	38,642,714
20,000,000	2.500		02/17/12	20,053,960
17,000,000	2.150		05/04/12	17,085,000
Small Business Administration
152,735	7.200		06/01/17	167,774
373,734	6.300		05/01/18	403,685
291,722	6.300		06/01/18	315,067

TOTAL AGENCY DEBENTURES				$1,004,298,405

Government Guarantee Obligations(f) — 24.7%
American Express Bank FSB
$25,300,000	3.150%		12/09/11	$26,176,349
Bank of America Corp.
132,500,000	0.581	(b)	04/30/12	133,656,327
18,000,000	2.100		04/30/12	18,194,629
Bank of the West
20,000,000	2.150		03/27/12	20,259,860
Citibank NA
15,900,000	1.875		05/07/12	15,984,604
Citigroup Funding, Inc.
12,400,000	2.125		07/12/12	12,495,753
30,700,000	1.875		10/22/12	30,643,804
Citigroup, Inc.
19,500,000	0.807	(b)	12/09/10	19,613,822
75,300,000	2.125		04/30/12	76,106,312
General Electric Capital Corp.
25,000,000	3.000		12/09/11	25,770,550
51,000,000	0.454	(b)	03/12/12	51,302,073
17,000,000	0.426	(b)	06/01/12	17,075,939
7,000,000	2.000		09/28/12	7,020,142
29,500,000	2.125		12/21/12	29,527,346
20,400,000	2.625		12/28/12	20,771,770
GMAC, Inc.
80,000,000	1.750		10/30/12	79,479,200
72,200,000	2.200		12/19/12	72,642,730
HSBC USA, Inc.
65,200,000	3.125		12/16/11	67,472,350
John Deere Capital Corp.
20,700,000	2.875		06/19/12	21,331,660
Morgan Stanley & Co.(b)
25,000,000	1.106		12/01/11	25,435,900
PNC Funding Corp.
16,200,000	1.875		06/22/11	16,364,884
7,000,000	2.300		06/22/12	7,122,746

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations(f) — (continued)
United States Central Federal Credit Union
$30,700,000	1.250%	10/19/11	$30,669,951
29,700,000	1.900	10/19/12	29,682,712
Western Corporate Federal Credit Union
26,300,000	1.750	11/02/12	26,156,552

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$880,957,965

U.S. Treasury Obligations — 10.5%
United States Treasury Inflation Protected Securities
$126,300,755	4.250%	01/15/10	$126,448,779
79,760,793	0.875	04/15/10	80,028,710
78,993,744	3.500	01/15/11	81,937,525
3,267,270	2.375	04/15/11	3,363,756
27,423,634	1.875	07/15/13	28,882,654
13,472,109	1.625	01/15/15	14,010,993
United States Treasury Notes
40,800,000	1.000	12/31/11	40,685,353

TOTAL U.S. TREASURY OBLIGATIONS			$375,357,770

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$3,052,906,621

Short-term Investment(g) — 14.8%
Repurchase Agreement — 14.8%
Joint Repurchase Agreement Account II
$528,300,000	0.007%	01/04/10	$528,300,000
Maturity Value: $528,300,411

TOTAL INVESTMENTS — 100.3%			$3,581,206,621

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(9,728,611)

NET ASSETS — 100.0%			$3,571,478,010

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Securities with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.

(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(d) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $880,957,965, which represents approximately 24.7% of net assets as of December 31,2009.

(g) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2009 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	102	June 2010	$25,326,600	$141,270
Eurodollars	102	September 2010	25,219,500	113,220
2 Year U.S. Treasury Notes	11,254	March 2010	2,433,853,355	(13,173,585)
5 Year U.S. Treasury Notes	(1,866)	March 2010	(213,438,329)	4,074,285
10 Year U.S. Treasury Notes	(21)	March 2010	(2,424,516)	893
30 Year U.S. Treasury Bonds	(421)	March 2010	(48,572,875)	1,979,736

TOTAL				$(6,864,181)

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$29,500		10/27/16	3 month LIBOR	3.263%	$241,198	$—	$241,198
Citibank NA	21,100	(a)	06/16/17	3 month LIBOR	3.250	785,209	255,655	529,554
Deutsche Bank Securities, Inc.	139,300	(a)	06/16/13	3 month LIBOR	2.250	1,496,608	(567,799)	2,064,407
	19,200	(a)	06/16/17	3.250%	3 month LIBOR	(714,502)	(748,371)	33,869
	23,800	(a)	06/16/17	3 month LIBOR	3.250	885,684	273,010	612,674
	33,300	(a)	09/04/17	4.568	3 month LIBOR	(260,414)	—	(260,414)
	19,500	(a)	09/04/22	3 month LIBOR	4.710	488,458	—	488,458
JPMorgan Securities, Inc.	49,800		10/21/16	3 month LIBOR	3.185	617,914	—	617,914
	37,000		10/05/18	3 month LIBOR	3.242	1,346,819	—	1,346,819

TOTAL						$4,886,974	$(787,505)	$5,674,479

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,557,145,783

Gross unrealized gain	28,845,714
Gross unrealized loss	(4,784,876)

Net unrealized security gain	$24,060,838

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 20.5%
Collateralized Mortgage Obligations — 4.2%

Adjustable Rate Non-Agency(a) — 0.3%
Bank of America Mortgage Securities Series 2002-J, Class A2
$59,586	3.666%	09/25/32	$50,355
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
63,155	4.094	08/25/33	54,179
Countrywide Home Loan Trust Series 2003-37, Class 1A1
40,348	3.851	08/25/33	33,894
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
853,782	3.800	03/25/33	704,257
Sequoia Mortgage Trust Series 2004-10, Class A3A
1,437,830	0.921	11/20/34	1,162,703

			2,005,388

Interest Only(b) — 0.0%
FHLMC REMIC Trust Series 2586, Class NX
983,093	4.500	08/15/16	37,955
FNMA REMIC Trust Series 1990-145, Class B
1,257	1,004.961	12/25/20	28,220

			66,175

Planned Amortization Class — 0.2%
FHLMC REMIC Trust Series 2113, Class TE
1,020,160	6.000	01/15/14	1,071,488
FNMA REMIC Trust Series 1993-225, Class WC
580,788	6.500	12/25/13	607,733

			1,679,221

Regular Floater(a) — 1.1%
BCAP LLC Trust Series 2006-RR1, Class CF
381,681	0.871	11/25/36	324,768
Collateralized Mortgage Securities Corp. Series N, Class 2
172,255	0.862	08/25/17	173,076
FHLMC REMIC Series 3297, Class HF
5,069,861	0.623	04/15/37	4,963,182
FHLMC REMIC Trust Series 1826, Class F
129,428	0.650	09/15/21	129,362
FHLMC REMIC Trust Series 3152, Class NX(c)
721,377	0.000	05/15/36	601,216
FNMA REMIC Trust Series 1990-145, Class A
511,686	1.927	12/25/20	512,493
FNMA REMIC Trust Series 1997-20, Class F
1,055,140	1.495	03/25/27	1,056,276
FNMA REMIC Trust Series 1998-66, Class FC
242,389	0.732	11/17/28	243,420
FNMA REMIC Trust Series 2001-70, Class OF
1,154,399	1.181	10/25/31	1,169,152

			9,172,945

Sequential Fixed Rate — 2.6%
FHLMC REMIC Series 3284, Class CA
4,333,294	5.000	10/15/21	4,554,200

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
FHLMC REMIC Trust Series 1720, Class PJ
$37,624	7.250%	01/15/24	$37,610
First Nationwide Trust Series 2001-4, Class 1A1
55,094	6.750	09/21/31	56,601
FNMA REMIC Series 2007-36, Class AB
6,072,609	5.000	11/25/21	6,376,143
FNMA REMIC Series 2009-70, Class AL
9,205,119	5.000	08/25/19	9,738,999

			20,763,553

TOTAL COLLATERALIZED MORTGAGE			$33,687,282
OBLIGATIONS

Federal Agencies — 16.3%
Adjustable Rate FHLMC(a) — 1.7%
$65,821	2.849%	08/01/16	$66,776
97,119	4.539	08/01/18	99,628
67,050	3.788	11/01/18	68,194
433,390	4.735	11/01/18	445,662
16,186	3.409	02/01/19	16,521
25,888	3.903	02/01/19	26,370
71,414	2.725	03/01/19	72,641
42,085	3.927	03/01/19	43,081
73,712	3.703	06/01/19	74,970
55,050	3.448	07/01/19	56,536
997,952	4.030	11/01/19	1,022,348
907,998	6.868	11/01/19	961,517
83,026	3.311	01/01/20	84,491
94,639	2.723	05/01/21	96,488
21,190	5.975	01/01/25	21,753
72,493	2.782	10/01/26	73,621
842,262	5.481	08/01/28	890,955
499,856	4.356	05/01/29	512,910
61,857	4.197	06/01/29	64,385
81,048	3.082	04/01/30	82,856
98,518	4.340	06/01/30	102,543
225,754	4.514	12/01/30	231,071
7,190	3.109	01/01/31	7,438
106,295	3.066	02/01/31	108,750
28,941	3.915	05/01/31	30,083
17,398	5.267	06/01/31	18,058
8,497	4.095	11/01/31	8,836
16,056	3.500	10/01/32	16,701
3,146	3.976	02/01/33	3,208
847,915	2.624	07/01/33	871,326
1,384,304	2.718	09/01/33	1,434,842
56,023	4.961	11/01/33	58,849
683,700	5.657	05/01/35	707,743
4,861,709	5.928	08/01/37	5,121,436

			13,502,587

Adjustable Rate FNMA(a) — 4.9%
331,104	6.736	04/01/17	346,966
43,951	4.258	08/01/17	44,057
155,969	2.741	09/01/17	157,843
97,803	2.750	09/01/17	98,678
41,842	2.798	11/01/17	42,439
50,636	3.250	12/01/17	51,227
36,872	4.875	12/01/17	38,379
109,731	2.783	03/01/18	110,854
284,374	3.195	03/01/18	288,248
1,136,469	3.226	07/01/18	1,151,934
72,210	2.699	10/01/18	73,009

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Federal Agencies — (continued)
Adjustable Rate FNMA(a) — (continued)
$126,470	2.743%	10/01/18	$129,880
60,829	2.751	10/01/18	61,955
136,286	2.757	10/01/18	138,030
379,352	3.444	10/01/18	385,211
4,674	2.296	11/01/18	4,739
63,533	3.500	12/01/18	64,635
166,227	3.152	01/01/19	168,313
606,652	4.023	04/01/19	631,438
33,146	5.920	04/01/19	34,149
254,004	2.662	05/01/19	262,818
1,191,615	3.188	05/01/19	1,207,193
225,325	3.402	06/01/19	229,827
236,843	3.553	06/01/19	241,059
183,154	6.178	07/01/19	193,972
433,864	3.509	08/01/19	441,322
461,590	4.283	08/01/19	480,450
1,614,368	3.491	11/01/19	1,654,111
45,274	3.655	11/01/19	45,954
9,059	3.625	04/01/20	9,219
417,398	5.719	05/01/20	442,050
509,744	3.067	06/01/20	516,339
162,842	3.507	06/01/20	165,532
261,726	3.389	11/01/20	266,178
349,195	3.457	03/01/21	356,668
110,579	2.954	09/01/21	113,331
99,942	3.830	12/01/21	102,341
1,395,298	3.287	01/01/22	1,436,300
36,959	6.475	02/01/22	39,137
118,996	4.163	05/20/22	123,050
367,174	4.113	02/01/23	375,733
8,221	6.219	12/01/23	8,557
577,001	4.560	01/01/24	592,995
569,528	3.705	03/01/24	582,252
7,355,503	3.459	04/01/24	7,557,927
543,024	4.138	06/20/24	562,454
35,241	4.416	08/01/24	36,411
167,676	5.098	01/01/25	177,579
317,861	3.930	02/01/27	330,655
44,015	3.772	06/01/27	44,992
34,301	4.250	12/01/27	35,702
64,228	4.523	01/01/28	66,852
58,612	3.260	05/01/28	60,142
14,868	4.065	09/01/28	15,298
577,924	3.746	01/01/29	594,298
35,618	2.723	06/01/29	36,445
14,180	3.010	06/01/29	14,672
23,650	3.069	06/01/29	24,006
1,043,227	3.797	05/01/30	1,075,270
4,857	4.260	02/01/31	5,055
94,964	3.244	05/01/31	98,268
53,252	3.155	06/01/31	55,194
640,494	2.846	07/01/31	665,863
88,383	2.825	08/01/31	91,677
290,347	3.048	08/01/31	300,856
348,922	3.006	11/01/31	365,139
84,843	4.240	12/01/31	87,213
156,682	3.482	01/01/32	159,719
188,082	2.820	02/01/32	191,773
59,655	2.890	03/01/32	60,986
511,181	3.580	03/01/32	528,300
20,723	4.549	03/01/32	21,545
519,225	2.809	04/01/32	540,129
6,366	3.125	04/01/32	6,585
32,475	3.123	05/01/32	33,164
126,947	2.955	07/01/32	132,329

Principal	Interest	Maturity
Amount	Rate	Date	Value
Federal Agencies — (continued)
Adjustable Rate FNMA(a) — (continued)
$33,984	2.761%	09/01/32	$35,155
342,570	2.775	09/01/32	356,146
38,041	2.909	09/01/32	39,591
36,061	3.000	09/01/32	37,194
12,492	3.300	09/01/32	12,905
39,190	3.269	10/01/32	40,356
9,546	3.216	12/01/32	9,982
221,661	2.615	01/01/33	229,993
648,732	3.596	02/01/33	664,946
262,306	3.458	04/01/33	271,261
68,669	3.636	04/01/33	71,034
3,351,378	2.392	05/01/33	3,420,620
1,051,179	3.083	05/01/33	1,098,683
14,665	4.525	08/01/33	15,158
129,040	4.702	01/01/34	133,555
36,716	3.920	02/01/34	37,650
1,542,538	4.380	04/01/35	1,580,724
1,373,591	5.008	04/01/35	1,412,216
1,274,143	2.585	10/01/35	1,317,955
31,275	3.975	05/01/36	32,553
6,935	3.134	11/01/38	7,174
171,380	2.032	06/01/40	173,643
596,150	3.042	07/01/40	617,579
23,915	1.832	02/01/41	24,015

			39,524,958

Adjustable Rate GNMA(a) — 1.3%
9,075,587	3.500	08/20/34	9,354,109
1,220,945	3.625	08/20/34	1,261,921

			10,616,030

FHLMC — 3.5%
122,245	6.500	03/01/13	133,036
173,413	6.500	04/01/13	188,720
73,691	6.500	05/01/13	80,196
155,786	6.500	06/01/13	169,537
398,724	5.000	12/01/13	420,864
444,212	4.000	01/01/14	456,730
1,313,824	8.000	12/01/15	1,418,354
270,031	6.000	05/01/17	290,271
1,248,253	5.000	10/01/17	1,315,950
1,384,540	5.000	11/01/17	1,459,701
2,268,149	5.000	01/01/18	2,391,230
1,476,990	5.000	02/01/18	1,557,117
5,460,659	5.000	03/01/18	5,756,643
2,732,683	5.500	01/01/19	2,908,949
1,281,474	5.500	01/01/20	1,365,734
556,605	5.500	05/01/20	593,203
497,673	5.500	07/01/20	530,397
388,338	7.000	04/01/21	431,639
209,269	7.000	08/01/21	232,603
1,904,476	7.000	03/01/22	2,115,736
568,114	7.000	05/01/22	631,134
2,281,838	7.000	06/01/22	2,534,958
31,029	4.500	05/01/23	31,963
22,812	7.000	12/01/25	25,306
498,770	5.000	10/01/39	512,772

			27,552,743

FNMA — 4.9%
2,097,735	4.000	05/01/10	2,116,012
2,495,523	4.000	06/01/10	2,518,815

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Federal Agencies — (continued)
FNMA — (continued)
$307,962	6.000%		09/01/11	$322,229
497,320	6.500		04/01/12	520,985
917,021	6.000		05/01/12	971,863
239,726	6.500		05/01/12	251,902
726,211	6.000		06/01/12	770,965
254,428	6.500		06/01/12	267,601
3,965,837	5.500		01/01/13	4,151,522
1,038,815	4.500		08/01/13	1,068,947
4,526,882	4.500		09/01/13	4,655,959
598,451	8.000		01/01/16	653,454
663,692	7.000		03/01/17	720,417
181,283	7.000		05/01/17	196,848
5,624,734	5.500		03/01/18	6,007,040
553,282	5.500		04/01/18	590,888
337,256	5.000		07/01/19	354,898
467,466	5.000		08/01/19	491,971
1,379,654	5.000		09/01/19	1,452,476
1,614,297	5.000		10/01/19	1,698,741
1,514,579	5.000		11/01/19	1,593,940
2,291,681	5.000		12/01/19	2,411,915
735,080	5.000		01/01/20	773,536
392,463	5.000		02/01/20	412,993
33,496	5.000		07/01/20	35,249
214,069	7.000		07/01/21	239,202
368,001	7.000		11/01/21	411,207
122,010	7.000		12/01/21	136,334
250,838	7.000		01/01/22	280,288
65,811	7.000		02/01/22	73,538
712,603	4.500		04/01/23	734,507
213,345	7.000		01/01/28	235,771
223,941	6.500		04/01/33	243,309
330,911	5.000		01/01/37	340,028
34,237	5.500		01/01/38	35,877
448,341	5.000		03/01/38	460,657
735,224	5.500		06/01/38	770,300
298,551	5.000		10/01/39	306,866

				39,279,050

GNMA — 0.0%
43,758	7.000		12/15/25	47,684
105,969	7.000		04/15/26	117,666

				165,350

TOTAL FEDERAL AGENCIES				$130,640,718

TOTAL MORTGAGE-BACKED OBLIGATIONS				$164,328,000

Agency Debentures — 28.5%
FHLB
$7,900,000	3.250%		03/11/11	$8,135,459
11,100,000	0.500	(d)	07/27/11	11,101,088
17,000,000	3.750		09/09/16	17,002,278
8,000,000	3.875		12/14/18	7,861,376
FHLMC
10,000,000	1.750		02/09/11	10,012,030
8,300,000	2.000		02/25/11	8,315,712
15,400,000	2.050		03/09/11	15,440,302
64,315,000	2.000	(e)	03/16/11	64,475,273
5,400,000	1.750		07/27/11	5,420,358
FNMA
12,500,000	2.000		02/11/11	12,522,325
10,300,000	2.000		04/01/11	10,343,219
12,500,000	2.050		04/01/11	12,553,950
23,100,000	1.750		04/15/11	23,187,664

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures — (continued)
FNMA — (continued)
$17,000,000	2.500%		03/02/12	$17,061,387
5,000,000	4.550		01/04/13	5,000,000

TOTAL AGENCY DEBENTURES				$228,432,421

Asset-Backed Securities — 5.8%
Auto — 4.2%
Bank of America Auto Trust Series 2009-1A, Class A2(f)
$5,250,000	1.700%		12/15/11	$5,275,293
Bank of America Auto Trust Series 2009-3A, Class A2(f)
10,000,000	0.890		04/15/12	9,997,082
Ford Credit Auto Owner Trust Series 2009-B, Class A3
10,000,000	2.790		08/15/13	10,190,721
Ford Credit Auto Owner Trust Series 2009-E, Class A2
8,000,000	0.800		03/15/12	7,989,508

				33,452,604

Credit Card(a) — 0.7%
Chase Issuance Trust Series 2009-A5, Class A5
6,000,000	1.033		06/15/12	6,013,317

Manufactured Housing(a) — 0.9%
SLM Student Loan Trust Series 2006-1, Class A3
7,027,268	0.322		10/25/16	7,010,279

TOTAL ASSET-BACKED SECURITIES				$46,476,200

Municipal Debt Obligation(a) — 0.5%
Pennsylvania — 0.5%
Pennsylvania State Higher Education Assistance Agency Student Loan VRDN RB Series 2009-2 Class A-1
$3,800,000	0.886%		04/25/19	$3,798,898

Government Guarantee Obligations(g) — 11.9%
Bank of America Corp.(a)
$12,100,000	1.077%		12/02/11	$12,297,411
13,400,000	0.451		06/22/12	13,473,526
Citibank NA
1,800,000	1.875		05/07/12	1,809,578
Citigroup Funding, Inc.
8,600,000	0.611	(a)	04/30/12	8,679,017
6,400,000	1.875		10/22/12	6,388,285
Citigroup, Inc.
1,200,000	2.125		04/30/12	1,212,850
General Electric Capital Corp.
9,400,000	0.454	(a)	03/12/12	9,455,676
8,600,000	0.426	(a)	06/01/12	8,638,416
2,100,000	2.000		09/28/12	2,106,043
2,000,000	0.253	(a)	12/21/12	2,000,754
6,000,000	2.625		12/28/12	6,109,344
GMAC, Inc.
12,800,000	1.750		10/30/12	12,716,672
1,200,000	2.200		12/19/12	1,207,358
United States Central Federal Credit Union
2,100,000	1.250		10/19/11	2,097,944
1,500,000	1.900		10/19/12	1,499,127

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Government Guarantee Obligations(g) — (continued)
Western Corporate Federal Credit Union
$5,400,000	1.750%	11/02/12	$5,370,547

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$95,062,548

U.S. Treasury Obligations — 13.2%
United States Treasury Inflation Protected Securities
$54,220,670	4.250%	01/15/10	$54,284,217
16,317,301	0.875	04/15/10	16,372,111
17,388,560	3.500	01/15/11	18,036,562
1,089,090	2.375	04/15/11	1,121,252
5,767,202	1.875	07/15/13	6,074,034
United States Treasury Notes
800,000	1.000	12/31/11	797,752
8,500,000	3.250	05/31/16	8,535,198

TOTAL U.S. TREASURY OBLIGATIONS			$105,221,126

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT			$643,319,193

Short-term Investment(h) — 19.0%
Repurchase Agreement — 19.0%
Joint Repurchase Agreement Account II
$152,200,000	0.007%	01/04/10	$152,200,000
Maturity Value: $152,200,118

TOTAL INVESTMENTS — 99.4%			$795,519,193

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%			4,932,815

NET ASSETS — 100.0%			$800,452,008

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2009.
(b) Securities with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.
(c) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.
(d) Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2009.
(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(f) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $15,272,375, which represents approximately 1.9% of net assets as of December 31, 2009.
(g) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $95,062,548, which represents approximately 11.9% of net assets as of December 31, 2009.
(h) Joint repurchase agreement was entered into on December 31, 2009. Additional information appears in the Notes to the Schedule of Investments section.
For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At December 31, 2009, the following futures contracts were open:

	Number of
	Contracts	Expiration		Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	92	January 2010	$22,939,625	$10,695
Eurodollars	234	March 2010	58,292,325	135,705
Eurodollars	147	June 2010	36,500,100	125,170
Eurodollars	58	September 2010	14,340,500	(14,645)
Eurodollars	(28)	December 2010	(6,892,900)	(21,370)
Eurodollars	(26)	March 2011	(6,374,550)	(45,890)
Eurodollars	(55)	June 2011	(13,431,688)	2,612
2 Year U.S. Treasury Notes	394	March 2010	85,208,657	(461,683)
5 Year U.S. Treasury Notes	(900)	March 2010	(102,944,532)	1,736,873
10 Year U.S. Treasury Notes	66	March 2010	7,619,906	(57,869)
30 Year U.S. Treasury Bonds	34	March 2010	3,922,750	(80,985)

TOTAL				$1,328,613

INTEREST RATE SWAP CONTRACTS — At December 31, 2009, the Fund had outstanding swap contracts with the following terms:

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	received by	made by	Market	made (received)	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	6,100		10/27/16	3 month LIBOR	3.263%	$49,875	$—	$49,875
	5,300	(a)	06/16/30	3 month LIBOR	4.250	258,056	(73,506)	331,562
Citibank NA	11,200	(a)	06/16/17	3 month LIBOR	3.250	416,793	135,703	281,090
Deutsche Bank Securities, Inc.	12,800	(a)	06/16/17	3 month LIBOR	3.250	476,334	146,829	329,505
	18,200	(a)	06/16/17	3.250%	3 month LIBOR	(677,288)	(709,393)	32,105
	6,300	(a)	09/04/17	4.568%	3 month LIBOR	(49,268)	—	(49,268)
	3,700	(a)	09/04/22	3 month LIBOR	4.710	92,682	—	92,682
JPMorgan Securities, Inc.	10,100		10/21/16	3 month LIBOR	3.185	125,320	—	125,320
	8,000		10/05/18	3 month LIBOR	3.242	291,204	—	291,204

TOTAL						$983,708	$(500,367)	$1,484,075

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2009.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
TAX INFORMATION — At December 31, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$794,703,685

Gross unrealized gain	3,647,585
Gross unrealized loss	(2,832,077)

Net unrealized security gain	$815,508

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”), establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

Enhanced Income	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$112,482,979	$211,558,903	$—
Government Guarantee Obligations	—	287,102,017	—
Corporate Obligations	—	317,598,435	—
Foreign Debt Obligations	—	85,014,528	—
Asset-Backed Securities	—	85,325,048	161,161
Short-term Investments	—	72,252,750	—
Derivatives	2,903,313	—	—

Total	$115,386,292	$1,058,851,681	$161,161

Liabilities
Derivatives	$(939,979)	$(1,597,878)	$—

			Fixed Income
			Asset-Backed
Level 3 reconciliation			Securities

Beginning Balance as of April 1, 2009			$—
Unrealized Gain (Loss) relating to instruments still held at reporting date			(44,613)
Net Purchases (Sales)			(34,029)
Net Transfers in and/or out of Level 3			239,803

Ending Balance as of December 31, 2009			$161,161

Government Income	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$107,713,565	$191,617,519	$—
Municipal Debt Obligations	—	2,128,180	—
Government Guarantee Obligations	—	136,552,227	—
Mortgage-Backed Obligations	—	518,051,422	—
Asset-Backed Securities	—	3,471,935	—
Short-term Investments	—	50,200,000	—
Derivatives	419,469	2,103,147	—

Total	$108,133,034	$904,124,430	$—

Liabilities
Fixed Income — Forward Sales Contracts
Mortgage-Backed Obligations	$—	$(25,639,838)	$—
Derivatives	(4,665,002)	(3,731,331)	—

Total	$(4,665,002)	$(29,371,169)	$—

Inflation Protected Securities	Level 1	Level 2	Level 3

Assets
U.S. Treasuries	$193,111,779	$—	$—
Short-term Investments	—	3,100,000	—
Derivatives	184,651	—	—

Total	$193,296,430	$3,100,000	$—

Liabilities
Derivatives	$(27,626)	$—	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$375,357,770	$1,004,298,405	$—
Government Guarantee Obligations	—	880,957,965	—
Mortgage-Backed Obligations	—	792,292,481	—
Short-term Investments	—	528,300,000	—
Derivatives	6,309,404	5,861,890	—

Total	$381,667,174	$3,211,710,741	$—

Liabilities
Derivatives	$(13,173,585)	$(974,916)	$—

Ultra-Short Duration Government	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasuries and/or Other U.S. Government Obligations and Agencies	$105,221,126	$228,432,421	$—
Municipal Debt Obligations	—	3,798,898	—
Government Guarantee Obligations	—	95,062,548	—
Mortgage-Backed Obligations	—	164,328,000	—
Asset-Backed Securities	—	46,476,200	—
Short-term Investments	—	152,200,000	—
Derivatives	2,011,055	1,710,264	—

Total	$107,232,181	$692,008,331	$—

Liabilities
Derivatives	$(682,442)	$(726,556)	$—

Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following type of swap:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of December 31, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
Enhanced Income

	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$2,903,313	$(2,537,857	)(a)

Government Income
	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$2,522,616	$(8,396,333	)(a)

Inflation Protected Securities
	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$184,651	$(27,626)

Short Duration Government
	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$12,171,294	$(14,148,501	)(a)

Ultra-Short Duration Government
	Derivative	Derivative
Risk	Assets	Liabilities

Interest rate	$3,721,319	$(1,408,998	)(a)

(a)	Amounts include $1,597,878, $3,731,331, $974,916 and $726,556 for Enhanced Income, Government Income, Short Duration Government and Ultra-Short Duration Government Funds, respectively, which represent the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Funds’ performance, its failure to pay on its obligations or failure to pledge collateral. Such amounts do not include incremental charges directly associated with the close-out of the agreements. They also do not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Funds are entitled to a full return.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or ‘‘IO’’ and/or the high coupon rate with relatively low principal amount, or ‘‘IOette’’), and the other that receives substantially all of the principal payments (the principal-only, or ‘‘PO’’) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s, are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds (except for the Enhanced Income Fund) may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements. Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated subcustodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds’ credit exposure is allocated to the underlying repurchase agreements counterparties on a pro-rata basis. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31, 2009, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Enhanced Income	$60,300,000

Government Income	50,200,000

Inflation Protected Securities	3,100,000

Short Duration Government	528,300,000

Ultra-Short Duration Government	152,200,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$700,000,000	0.01%	01/04/10	$700,000,778

Banc of America Securities LLC	1,150,000,000	0.02	01/04/10	1,150,002,556

Barclays Capital, Inc.	2,000,000,000	0.00	01/04/10	2,000,000,000

Citigroup Global Markets, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

Credit Suisse Securities (USA) LLC	3,900,000,000	0.00	01/04/10	3,900,000,043

Deutsche Bank Securities, Inc.	500,000,000	0.00	01/04/10	500,000,000

Deutsche Bank Securities, Inc.	1,700,000,000	0.01	01/04/10	1,700,001,889

JPMorgan Securities	1,250,000,000	0.00	01/04/10	1,250,000,000

Merrill Lynch & Co., Inc.	850,000,000	0.01	01/04/10	850,000,944

Morgan Stanley & Co.	1,000,000,000	0.00	01/04/10	1,000,000,011

Morgan Stanley & Co.	3,075,000,000	0.01	01/04/10	3,075,003,417

RBS Securities, Inc.	1,500,000,000	0.01	01/04/10	1,500,001,667

UBS Securities LLC	207,900,000	0.00	01/04/10	207,900,002

UBS Securities LLC	550,000,000	0.01	01/04/10	550,000,611

Wachovia Capital Markets	2,550,000,000	0.01	01/04/10	2,550,002,833

TOTAL				$22,432,916,418

At December 31, 2009, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	4.500% to 7.350%	03/07/11 to 08/03/37

Federal Farm Credit Bank Principal-Only Stripped Security	0.000	12/16/15

Federal Home Loan Bank	0.000 to 8.290	01/04/10 to 09/14/35

Federal Home Loan Mortgage Corp.	0.000 to 14.000	02/01/10 to 01/01/40

Federal Home Loan Mortgage Corp. Interest-Only Stripped Securities	0.000	07/15/12 to 03/15/25

Federal National Mortgage Association	0.000 to 16.000	01/01/10 to 11/01/49

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	11/15/12 to 10/08/27

Government National Mortgage Association	4.250 to 6.500	08/15/18 to 08/15/49

Tennessee Valley Authority	4.375 to 4.750	08/01/13 to 06/15/15

Tennessee Valley Authority Interest-Only Stripped Security	0.000	11/01/10

U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/10 to 05/15/18

U.S. Treasury Notes	0.750 to 9.250	02/28/11 to 11/15/19

U.S. Treasury Principal-Only Stripped Securities	0.000	11/15/15 to 11/15/19

The aggregate market value of the collateral, including accrued interest, was $22,947,435,662.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities and enter into contracts to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. When-issued securities are securities that have been authorized but not yet issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement if GSAM deems it appropriate. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts. The Funds may dispose of or renegotiate these contracts after they have been entered into and may sell these securities before they are delivered, which may result in a capital gain or loss.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the president and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT

Date	February 25, 2010

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 25, 2010

* Print the name and title of each signing officer under his or her signature.